Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Components of Aggregate Consideration Transferred for Acquisition

The following table summarizes the components of the aggregate consideration transferred for the acquisition of CEC (in thousands):

Fair value of Company common stock issued in exchange for CEC outstanding shares(1)	$1,209,483
Fair value of Company equity-based awards issued in exchange for CEC equity-based awards	27,478
Total fair value of consideration transferred	$1,236,961
(1)	The Company issued 10,263,775 common shares at a market price of $117.84 in exchange for each issued and outstanding share of CEC common stock.

Schedule of Purchase Price Allocated to Assets Acquired and Liabilities Assumed at Fair Value

The fair value of assets acquired and liabilities assumed, as well as a reconciliation to consideration transferred is presented in the table below (in thousands):

Cash and cash equivalents	$167,859
Marketable securities	31,419
Tuition receivable	36,716
Income tax receivable	163
Other current assets	9,041
Marketable securities, non-current	34,700
Property and equipment, net	53,182
Other assets	14,556
Intangible assets	349,800
Goodwill	725,275
Total assets acquired	1,422,711
Accounts payable and accrued expenses	(48,103)
Contract liabilities	(39,000)
Deferred income taxes	(96,320)
Other long-term liabilities	(2,327)
Total liabilities assumed	(185,750)
Total consideration	$1,236,961

Schedule of Intangible Assets Acquired and Weighted Average useful lives

The table below presents a summary of intangible assets acquired (in thousands) and the weighted average useful lives of these assets:

		Weighted
		Average
		Useful Life in
	Fair Value	Years
Trade names	$183,800	Indefinite
Student relationships	166,000	3
	$349,800

Schedule of Supplemental Pro Forma Financial Information

The pro forma results do not necessarily represent what would have occurred if the acquisition had actually taken place on January 1, 2017, nor do they represent the results that may occur in the future. The pro forma adjustments are based on available information and upon assumptions the Company believes are reasonable to reflect the impact of this acquisition on the Company’s historical financial information on a supplemental pro forma basis. The following table presents the Company’s pro forma combined revenues and net income (in thousands). Pro forma results for the year ended December 31, 2019 are not presented below because the results of CEC are included in the Company’s December 31, 2019 consolidated statement of income.

	Pro Forma Combined
	Year Ended December	Year Ended December
	31, 2017	31, 2018
Revenue	$895,262	$923,945
Net Income	16,364	41,058